Property, Plant and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
VIECO USA, Inc. [Member]
Property, Plant and Equipment, Net [Line Items]
Property, Plant and Equipment, Net

(6)    Property, Plant and Equipment, Net

Property, plant and equipment, net consists of the following as of September 30, 2021 and December 31, 2020:

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
	(In thousands)
Leasehold improvements	$21,544	$20,769
Machinery and equipment	58,262	50,285
Aircraft	8,000	8,000
IT software and equipment	21,753	20,190
Construction in progress	18,375	11,898
	127,934	111,142

Less: accumulated depreciation and amortization	(71,762)	(62,039)

Property, plant and equipment, net	$56,172	$49,103

Depreciation expense recorded in the condensed consolidated statements of operations and comprehensive loss during the nine months ended September 30, 2021 and 2020 consisted of the following:

	Nine Months Ended September 30,
	2021	2020
	(In thousands)
Cost of revenues	$556	$—
Research and development, net	1,202	7,921
Selling, general and administrative	7,434	2,312
Total depreciation expense	$9,192	$10,233

The Company’s capitalized software totaled $0.5 million and $0.9 million, net of accumulated amortization of $7.3 million and $6.7 million, as of September 30, 2021 and December 31, 2020, respectively. No amortization expense is recorded until the software is ready for its intended use. For the nine months ended September 30, 2021 and 2020, amortization expense related to capitalized software was $0.5 million and $0.8 million, respectively.

(6)    Property, Plant and Equipment, Net

Property, plant and equipment, net consists of the following as of December 31, 2020 and 2019:

	2020	2019
	(In thousands)
Leasehold improvements	$20,769	$19,721
Machinery and equipment	50,285	45,004
Aircraft	8,000	8,000
IT software and equipment	20,190	18,455
Construction in progress	11,898	6,665
	111,142	97,845
Less: accumulated depreciation and amortization	(62,039)	(49,230)
Property, plant and equipment, net	$49,103	$48,615

Total depreciation and amortization expense for the years ended December 31, 2020 and 2019 was $14.0 million and $16.5 million, respectively, of which $9.8 million and $10.6 million was recorded in research and development expenses with the remaining balance recorded in selling, general and administrative expenses.

The Company’s capitalized software totaled $0.9 million and $1.6 million, net of accumulated amortization of $6.7 million and $5.7 million as of December 31, 2020 and 2019, respectively. No amortization expense is recorded until the software is ready for its intended use. For the years ended December 31, 2020 and 2019, amortization expense related to capitalized software was $1.0 million and $1.4 million, respectively.